PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of March 31, 2026 and December 31, 2025:

	2026	2025
Lab, office and computer equipment	$1,434,195	$2,685,999
Furniture and fixtures	29,249	44,117
Leasehold improvements	24,681	36,942
Computer software	—	25,824
	1,488,125	2,792,882
Less: accumulated depreciation	(1,210,189)	(2,448,768)
Total property and equipment, net	$277,936	$344,114

Depreciation expense was $69,728 and $87,930 for the three months ended March 31, 2026 and 2025, respectively.

8.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31, 2025 and December 31, 2024:

	2025	2024
Lab, office and computer equipment	2,685,999	2,635,671
Furniture and fixtures	44,117	44,117
Leasehold improvements	36,942	36,942
Computer software	25,824	25,824
	2,792,882	2,742,554
Less: Accumulated Depreciation	(2,448,768)	(2,129,804)
Total property and equipment, net	$344,114	$612,750

Depreciation expense was $318,964 and $421,919 for the years ended December 31, 2025 and 2024, respectively.